Acquisition of aircraft (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of future commitments related to aircraft acquisition
In accordance with the agreements in effect, future commitments related to the acquisition of aircraft and engines as of December 31, 2019, as follows:

	Less than one year	1-3 years	3-5 years	More than 5 years	Total
Aircraft and engine purchase commitments	$364,332	$797,170	$2,570,507	$3,003,541	$6,735,550

	Less than one year	1-3 years	3-5 years	More than 5 years	Total
Aircraft and engine purchase commitments	$10,913	$74,538	$524,567	$5,090,109	$5,700,127